Significant Accounting Policies - Additional Information (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summary Of Significant Accounting Policies [Line items]
Payments terms	60 days from invoice date.
Customer finance agreements, description	Customer finance agreements may be agreed separately with some customers where payment terms exceed 179 days.
Contract asset	kr 13,178	kr 13,120	kr 17,773
Minimum lease payments for operating lease contracts	kr 13,369
Transition to IFRS Sixteen [member]
Summary Of Significant Accounting Policies [Line items]
Weighted average incremental borrowing rate applied to lease liabilities	5.40%
Contract asset	kr 300
Amortization of lease liabilities	2,000
Minimum lease payments for operating lease contracts	13,400
Operating lease discount	2,100
Low value lease agreement	900
Net of operating lease advance payments and operating lease term extensions	300
Estimated lease liabilities	10,100
Onerous contracts	800
Periodization of lease costs	600
Advance lease payments	300
Right-of-use assets	kr 8,700
Percentage of increase in total asset value	3.00%
Customized solution [member]
Summary Of Significant Accounting Policies [Line items]
Payments terms	60 days from invoice date.
Customer finance agreements, description	Customer finance agreements may be agreed separately with some customers where payment terms exceed 179 days.
Intellectual Property Rights [member]
Summary Of Significant Accounting Policies [Line items]
Payments terms	60 days from invoice date.
Bottom of range [member]
Summary Of Significant Accounting Policies [Line items]
Estimated useful lives in general for real estate	25 years
Estimated useful lives for machinery and equipment	3 years
Potential voting rights	20.00%
Top of range [member]
Summary Of Significant Accounting Policies [Line items]
Estimated useful lives in general for real estate	50 years
Estimated useful lives for machinery and equipment	10 years
Potential voting rights	50.00%